SUMMARY OF WARRANT INFORMATION (Details) - Warrant [Member] - $ / shares	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Weighted Average Exercise Price		$ 4.00	$ 4.00
Number of Warrants			5,006,204
Weighted Average Remaining Life (in Years)			8 months 12 days
Number of Warrants, Exercisable			5,006,204